FAIR VALUE MEASUREMENTS (Change in Fair Value of Derivatives) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Convertible Senior Notes
FAIR VALUE MEASUREMENTS
Change in fair value of derivatives	¥ (12,083)		¥ 327,762	¥ (1,202,082)
Change in fair value of derivative forward contracts
FAIR VALUE MEASUREMENTS
Change in fair value of derivatives	(150,538)		393,523	61,380
Embedded Derivative Financial Instruments
FAIR VALUE MEASUREMENTS
Change in fair value of derivatives	(13,818)		(104,643)	129,806
Interest Rate Swap
FAIR VALUE MEASUREMENTS
Change in fair value of derivatives	0	$ 0		(78,878)
Call Option [Member]
FAIR VALUE MEASUREMENTS
Change in fair value of derivatives			(136,121)	476,290
Foreign exchange option
FAIR VALUE MEASUREMENTS
Change in fair value of derivatives	(4,163)		18,809	(3,608)
"Equity securities Applying fair value option"
FAIR VALUE MEASUREMENTS
Change in fair value of derivatives	101,871
Total
FAIR VALUE MEASUREMENTS
Change in fair value of derivatives	¥ (78,731)		¥ 499,330	¥ (617,092)